Financial Instruments - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands						2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 15, 2023	May 22, 2023	Jul. 05, 2022	May 25, 2022	Oct. 18, 2021	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 26, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Available For Sale Securities [Line Items]
Number of securities called by warrants												1,000,000
Derivative warrant liability							$ 20,400	$ 20,400		$ 20,400		$ 20,400
Fair value of option contingent warrants										1,600		1,600
Fair Value Adjustment of Warrants						$ 100				$ (991)	$ (6,618)	$ (8,227)	$ 1,389	$ 0
Class A Warrants			6,766,853									6,766,853
Value of Common Stock Exceeded												$ 18
Redemption price per share for warrant												$ 0.01
Tendered warrants												11,365,913
Stock Price												$ 18
Warrants issued												2,727,785
Number of shares issued												14,621
Dollar Ten Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share							$ 10	$ 10		$ 10		$ 10
Class A Warrants							17,000,000	17,000,000		17,000,000		17,000,000
Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant expiration period							10 years	10 years		10 years		10 years
Hoya Intermediate Warrants
Schedule Of Available For Sale Securities [Line Items]
Number of securities called by warrants							1,000,000	1,000,000		1,000,000
Options forfeited or expiired												$ 200
Fair value of option contingent warrants								$ 1,700	$ 100	$ 1,000	6,600	$ (8,200)
Horizon Sponsor LLC | Dollar Ten Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share							$ 10	$ 10		$ 10		$ 10
Hoya Topco L L C [Member] | Secondary Offering
Schedule Of Available For Sale Securities [Line Items]
Sales price, per share							$ 7.68	$ 7.68		$ 7.68
Hoya Topco L L C [Member] | Hoya Intermediate Warrants
Schedule Of Available For Sale Securities [Line Items]
Number of securities called by warrants							3,000,000	3,000,000		3,000,000
Warrant exercise price per share							$ 15	$ 15		$ 15
Hoya Intermediate, LLC
Schedule Of Available For Sale Securities [Line Items]
Number of securities called by warrants					1,000,000
Options forfeited or expiired										$ 100
Warrant Purchased										17,000,000		17,000,000
Interest expense – net								$ 2,544	$ 2,901	$ 8,596	$ 9,542	$ 12,858	58,179	57,482
Share repurchase program, authorized amount												$ 4,300
Number of shares authorized to be repurchased				5,300,000
Payment of Commission				$ 100
Stock repurchased during period							0
Hoya Intermediate, LLC | Interest Rate Swap [Member]
Schedule Of Available For Sale Securities [Line Items]
Notional Amount																	$ 520,700
Interest Rate Swaps, fixed Interest Rate																	1.90%
Interest expense – net														$ 4,300
Hoya Intermediate, LLC | Interest Rate Cap [Member]
Schedule Of Available For Sale Securities [Line Items]
Notional Amount																$ 516,800
Derivative asset, notional amount																	$ 1,000
Interest Rate Swaps, fixed Interest Rate														0.00%
Interest expense – net													800	$ 200
Strike rate																3.50%
Hoya Intermediate, LLC | Secondary Offering
Schedule Of Available For Sale Securities [Line Items]
Sales price, per share							$ 8	$ 8		$ 8
Marketing and selling expenses										$ 1,500
Hoya Intermediate, LLC | Dollar Ten Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share							10	10		$ 10		$ 10
Mirror Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share							$ 11.5	$ 11.5		$ 11.5		$ 11.5
Class A Warrants							13,286,644	13,286,644		13,286,644		13,286,644
Warrant Purchased										24,652,557		24,652,557
Mirror Warrants | Dollar Ten Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share							$ 10	$ 10		$ 10		$ 10
Class A Warrants							17,000,000	17,000,000		17,000,000		17,000,000
Mirror Warrants | Dollar Fifteen Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share							$ 15	$ 15		$ 15		$ 15
Class A Warrants							17,000,000	17,000,000		17,000,000		17,000,000
Warrants [Member]
Schedule Of Available For Sale Securities [Line Items]
Warrant expiration period												5 years
Warrants Exercisable Period1												30 days
Warrants [Member] | Horizon Sponsor LLC
Schedule Of Available For Sale Securities [Line Items]
Number of securities called by warrants							5,166,666	5,166,666		5,166,666		5,166,666
Fair Value Adjustment of Warrants													$ 1,300
Warrants [Member] | Horizon Sponsor LLC | Class A Public Warrants
Schedule Of Available For Sale Securities [Line Items]
Class A Warrants							6,766,853	6,766,853		6,766,853
Warrants [Member] | Hoya Intermediate, LLC
Schedule Of Available For Sale Securities [Line Items]
Number of securities called by warrants					3,000,000
Warrant exercise price per share					$ 10
Private Warrants
Schedule Of Available For Sale Securities [Line Items]
Class A Warrants							6,519,791	6,519,791		6,519,791		6,519,791
Common Stock | Hoya Topco L L C [Member]
Schedule Of Available For Sale Securities [Line Items]
Number of securities called by warrants							3,000,000	3,000,000		3,000,000
Warrant exercise price per share							$ 10	$ 10		$ 10
Common Stock | Warrants [Member] | Hoya Intermediate, LLC
Schedule Of Available For Sale Securities [Line Items]
Number of securities called by warrants					3,000,000
Warrant exercise price per share					$ 15
Class A Common Stock
Schedule Of Available For Sale Securities [Line Items]
Number of securities called by warrants					6,519,791
Warrant exercise price per share					$ 11.5
Stock issued during period, shares					29,431,260
Class A Common Stock | Secondary Offering
Schedule Of Available For Sale Securities [Line Items]
Number of shares issued		16,000,000
Class A Common Stock | Dollar Fifteen Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share					$ 15		$ 15	$ 15		$ 15		$ 15
Class A Warrants							17,000,000	17,000,000		17,000,000		17,000,000
Class A Common Stock | Horizon Sponsor LLC
Schedule Of Available For Sale Securities [Line Items]
Stock issued during period, shares					50,000
Number of shares issued					47,517,173
Class A Common Stock | Horizon Sponsor LLC | Dollar Ten Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Number of securities called by warrants							17,000,000	17,000,000		17,000,000		17,000,000
Warrant exercise price per share					$ 10		$ 10	$ 10		$ 10		$ 10
Class A Common Stock | Horizon Sponsor LLC | Dollar Fifteen Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Number of securities called by warrants							17,000,000	17,000,000		17,000,000		17,000,000
Warrant exercise price per share							$ 15	$ 15		$ 15		$ 15
Class A Common Stock | Hoya Topco L L C [Member] | Secondary Offering
Schedule Of Available For Sale Securities [Line Items]
Proceeds from sale of shares										$ 0
Class A Common Stock | Hoya Intermediate, LLC
Schedule Of Available For Sale Securities [Line Items]
Number of securities called by warrants							17,000,000	17,000,000		17,000,000
Warrant Purchased												17,000,000
Share repurchase program, authorized amount				$ 40,000								$ 32,500
Class A Common Stock | Hoya Intermediate, LLC | Secondary Offering
Schedule Of Available For Sale Securities [Line Items]
Number of shares issued	2,400,000									18,400,000
Shares sold by stockholder										18,400,000
Class A Common Stock | Hoya Intermediate, LLC | Dollar Fifteen Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share							$ 15	$ 15		$ 15		$ 15
Class A Common Stock | Mirror Warrants | Dollar Fifteen Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant Purchased										15		15
Class A Common Stock | Warrants [Member]
Schedule Of Available For Sale Securities [Line Items]
Number of securities called by warrants					18,132,776
Warrant exercise price per share					$ 11.5
Number of Trading Days												20 days
Class A Common Stock | Warrants [Member] | Class A Public Warrants
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share							11.5	11.5		$ 11.5		$ 11.5
Class A Warrants			11,365,913
Number of securities called by each public warrant outstanding															0.24
Tendered warrants			2,727,785
Class A Common Stock | Warrants [Member] | Horizon Sponsor LLC
Schedule Of Available For Sale Securities [Line Items]
Stock issued during period, shares										18,132,776		18,132,776
Class A Common Stock | Warrants [Member] | Horizon Sponsor LLC | Dollar Ten Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Number of securities called by warrants					17,000,000
Class A Common Stock | Warrants [Member] | Horizon Sponsor LLC | Dollar Fifteen Exercise Warrants
Schedule Of Available For Sale Securities [Line Items]
Number of securities called by warrants					17,000,000
Class A Common Stock | Private Warrants | Horizon Sponsor LLC | Class A Private Warrants [Member]
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share							11.5	11.5		$ 11.5		$ 11.5
Stock issued during period, shares										6,519,791		6,519,791
Class B Common Stock
Schedule Of Available For Sale Securities [Line Items]
Stock issued during period, shares					118,200,000
Class B Common Stock | Hoya Intermediate, LLC | Secondary Offering
Schedule Of Available For Sale Securities [Line Items]
Exchanged shares by stockholder										18,400,000
Class B Common Stock | Warrants [Member]
Schedule Of Available For Sale Securities [Line Items]
Number of securities called by warrants					6,000,000
Warrant exercise price per share					$ 0.001
Minimum
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share							10	10		$ 10		$ 10
Minimum | Hoya Intermediate, LLC
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share					10
Maximum
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share							$ 15	$ 15		$ 15		$ 15
Maximum | Hoya Intermediate, LLC
Schedule Of Available For Sale Securities [Line Items]
Warrant exercise price per share					$ 15
Maximum | Class A Common Stock | Warrants [Member]
Schedule Of Available For Sale Securities [Line Items]
Number of Trading Days												30 days